Property, plant and equipment, net (Details 2) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)
Property, Plant and Equipment
Depreciation expense	$ 1,797	¥ 11,420	¥ 12,146	$ 3,554	¥ 22,593	¥ 22,398
Bank loan							¥ 60,000
Buildings | Short-term bank loan
Property, Plant and Equipment
Carrying value of buildings collateralized for loans							107,509
Bank loan							¥ 60,000